Shareholders' Deficit - Summary of Restricted Stock Units (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Restricted shares, service based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock, Beginning Balance	473,000
Restricted Stock, Granted	384,000
Restricted Stock, Vested	(213,000)
Restricted Stock, Canceled	(6,000)
Restricted Stock, Ending Balance	638,000	473,000
Restricted Stock, Expected to vest at November 30, 2012	631,000
Weighted Average Grant Date Fair Value, Beginning Balance	$ 5.80
Weighted Average Grant Date Fair Value, Granted	$ 7.05	$ 5.91	$ 5.89
Weighted Average Grant Date Fair Value, Vested	$ 6.69
Weighted Average Grant Date Fair Value, Canceled	$ 5.11
Weighted Average Grant Date Fair Value, Ending Balance	$ 6.41	$ 5.80
Weighted Average Grant Date Fair Value, Expected to vest at November 30, 2012	$ 6.41
Performance-based restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock, Beginning Balance	428,000
Restricted Stock, Granted	333,000
Restricted Stock, Vested	(126,000)
Restricted Stock, Canceled	(5,000)
Restricted Stock, Ending Balance	630,000	428,000
Restricted Stock, Expected to vest at November 30, 2012	502,000
Weighted Average Grant Date Fair Value, Beginning Balance	$ 5.37
Weighted Average Grant Date Fair Value, Granted	$ 6.87	$ 6.01	$ 4.91
Weighted Average Grant Date Fair Value, Vested	$ 6.00
Weighted Average Grant Date Fair Value, Canceled	$ 4.91
Weighted Average Grant Date Fair Value, Ending Balance	$ 6.33	$ 5.37
Weighted Average Grant Date Fair Value, Expected to vest at November 30, 2012	$ 6.42